Restricted Deposits	12 Months Ended
Dec. 31, 2024
Restricted Deposits [Abstract]
Restricted Deposits
6.	Restricted Deposits
Restricted deposits as of December 31, 2023 and 2024 are as follows:

			2023	2024
			In millions of won
Cash and cash equivalents	Escrow accounts	￦	3,010	3,280
	Deposits for government project and others		26,969	30,812
	Collateral provided for borrowings		190,525	211,522
	Collateral provided for lawsuit		54	54
	Deposits for transmission regional support program		9,481	8,959
	Deposits for other business purposes		5,550	4,187
Short-term financial instruments	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises and others		80,500	83,520
	Collateral provided for borrowings		24,728	85,569
Non-current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		271,047	296,496
Long-term financial instruments	Guarantee deposits for banking accounts at oversea s branches		36	22
	Collateral provided for borrowings		28,245	6,500
	Decommissioning costs of nuclear power plants		655,030	660,000
Other non-current assets	Deposits for other business purposes		7,558	9,150

		￦	1,302,733	1,400,071